COVID-19 Pandemic	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Extraordinary And Unusual Items [Abstract]
COVID-19 Pandemic
15.	COVID-19 Pandemic

The outbreak of COVID-19 has spread to many countries throughout the world, including each of the jurisdictions in which the Company operates, has had a negative impact on economic conditions globally and there are concerns for a prolonged deterioration of global financial conditions. Beginning in March 2020, the Company took measures to mitigate the broader public health risks associated with COVID-19 to its business and employees, including through office closures and self-isolation of employees where possible in line with the recommendations of relevant health authorities; however, the full extent of the COVID-19 outbreak and the adverse impact this may have on the Company’s workforce and operations is unknown. In addition, as a result of the COVID-19 outbreak, there have been and may continue to be short-term impacts on the Company’s ability to acquire new rental streams. For example, leasing transactions in certain civil law jurisdictions such as Brazil, Chile and Colombia, often require the notarization of legal documents in person as part of the closing procedure. Government-imposed restrictions on the opening of offices and/or self-isolation measures, particularly in Latin American countries, have had, and may continue to have an adverse impact on the availability of notaries or other legal service providers. Accordingly, there can be no assurances that there will not be a material adverse effect on the Company’s results of operations and financial condition.

19.	COVID-19 Pandemic

The outbreak of COVID-19 (commonly referred to as coronavirus) has spread to many countries throughout the world, including each of the jurisdictions in which the Company operates, has had a negative impact on economic conditions globally and there are concerns for a prolonged deterioration of global financial conditions. Beginning in March 2020, the Company took measures to mitigate the broader public health risks associated with COVID-19 to its business and employees, including through office closures and self-isolation of employees where possible in line with the recommendations of relevant health authorities; however, the full extent of the COVID-19 outbreak and the adverse impact this may have on the Company’s workforce and operations is unknown. In addition, as a result of the COVID-19 outbreak, there have been and may continue to be short-term impacts on the Company’s ability to acquire new rental streams. For example, leasing transactions in certain civil law jurisdictions such as Brazil, Chile and Colombia, often require the notarization of legal documents in person as part of the closing procedure. Government-imposed restrictions on the opening of offices and/or self-isolation measures, particularly in Latin American countries, have had, and may continue to have an adverse impact on the availability of notaries or other legal service providers. Accordingly, there can be no assurances that there will not be a material adverse effect on the Company’s results of operations and financial condition.